ACCOUNTS PAYABLE (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about accounts payable [Line Items]
Accounts payable	$ 646	$ 655
Accruals classified as current, other than payroll accruals	905	673
Payroll accruals	308	285
Trade and other current payables	$ 1,859	$ 1,613